Mortgage Servicing Rights (Schedule of Sensitivity Analysis of Fair Value) (Details) - Mortgage servicing rights $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / loan	Dec. 31, 2016 USD ($) $ / loan
Servicing Assets at Fair Value
Option adjusted spread, Actual (percent)	6.29%	7.78%
Option adjusted spread, Fair value due to 10% adverse change	$ 286	$ 326
Option adjusted spread, Fair value due to 20% adverse change	$ 282	$ 318
Constant prepayment rate, Actual (percent)	9.93%	16.68%
Constant prepayment rate, Fair value due to 10% adverse change	$ 283	$ 322
Constant prepayment rate, Fair value due to 20% adverse change	$ 277	$ 311
Weighted average cost to service per loan, Actual (in usd per loan) | $ / loan	73.00	68.18
Weighted average cost to service per loan, Fair value due to 10% adverse change	$ 288	$ 330
Weighted average cost to service per loan, Fair value due to 20% adverse change	$ 286	$ 326